Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses
Operating expenses	$ 5,456	$ 3,629
Interest expenses	4,834	4,936
EU ETS	6,805
Other expenses	1,333	2,900
Total accrued expenses	$ 18,428	$ 11,465